Income and other taxes - Schedule of Deferred Income Tax Liabilities and Deferred Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	$ (74,903)	$ (169,738)	$ (171,179)
Deferred income tax expense/(recovery)	(144,550)	(2,297)
Operating loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	84,196	2,033
Deferred income tax expense/(recovery)	(82,163)	7,280
Current assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	38,233	(5,304)
Deferred income tax expense/(recovery)	(43,537)	3,862
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(120,060)	(150,161)
Deferred income tax expense/(recovery)	(30,101)	(2,245)
Mine restoration provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	17,234	15,413
Deferred income tax expense/(recovery)	(1,821)	(909)
Long term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(20,490)	0
Deferred income tax expense/(recovery)	20,490	0
Future withholding tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(49,966)	(35,849)
Deferred income tax expense/(recovery)	14,117	(2,699)
Unrealized gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(24,050)	0
Deferred income tax expense/(recovery)	24,050	(10,127)
Deferred tax charged to equity
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	0	0
Deferred income tax expense/(recovery)	(49,715)	(856)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	0	4,130
Deferred income tax expense/(recovery)	$ 4,130	$ 3,397